Earnings (Loss) Per Share - Computation of Basic and Diluted Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Basic and diluted EPS:
Income (loss) from continuing operations	$ (3,386)	$ (1,995)	$ 6,891
Income (loss) from discontinued operations, net of tax	(6,825)	(82,391)	896
Net income (loss)	(10,211)	(84,386)	7,787
Less: income allocated to participating securities	0	0	85
Net income (loss) available to common stockholders	$ (10,211)	$ (84,386)	$ 7,702
Weighted average common shares—basic	25,341,415	26,500,356	26,890,577
Restricted stock units (in shares)	0	0	3,506
Weighted average common shares—diluted	25,341,415	26,500,356	26,894,083
Earnings (loss) from continuing operations per common share—basic	$ (0.13)	$ (0.07)	$ 0.26
Earnings (loss) from discontinued operations per common share—basic	(0.27)	(3.11)	0.03
Earnings (loss) per common share—basic (usd per share)	(0.40)	(3.18)	0.29
Earnings (loss) from continuing operations per common share—diluted	(0.13)	(0.07)	0.26
Earnings (loss) from discontinued operations per common share—diluted	(0.27)	(3.11)	0.03
Earnings (loss) per common share—diluted (usd per share)	$ (0.40)	$ (3.18)	$ 0.29